AQR FUNDS

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

VIA EDGAR

May 2, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: AQR Funds Securities Act File No. 333-153445 Investment Company Act File No. 811-22235 Rule 497(e) Filing

Ladies and Gentlemen:

On behalf of the AQR Emerging Defensive Equity Fund (the “Fund”), a series of the AQR Funds (the “Trust”), I hereby submit for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Funds’ Class I and Class N prospectus dated January 29, 2014, as supplemented pursuant to Rule 497(e) of the Securities Act on April 17, 2014.

Should members of the Staff have any questions or comments concerning the filing, they should call the undersigned at
203-742-3600.

Very truly yours,

/s/ Nicole DonVito
Nicole DonVito
Vice President

Cc:	Brendan R. Kalb, Esq.
Rose F. DiMartino, Esq.
Ryan P. Brizek, Esq.